Shareholders Equity - USD ($)	Common Stock	Common Stock to be Issued	Additional Paid-In Capital	Accumulated	Total
Beginning Balance, Shares at Dec. 31, 2013		13,889,677
Beginning Balance, Amount at Dec. 31, 2013		$ 13,890	$ 985,960	$ (919,123)	$ 80,727
Accrued dividend on preferred stock				(4,358)	(4,358)
Common stock issued, Shares	1,048,000	(1,048,000)
Common stock issued, Amount	$ 1,048	$ (1,048)
Conversion of dividend into common stock, Shares	156,293
Conversion of dividend into common stock, Amount	$ 156		4,202		4,358
Exercise of options, Shares	21,954,030
Exercise of options, Amount	$ 21,954		(21,882)		72
Intrinsic value from beneficial conversion feature			87,189		87,189
Common stock issued for cash, Shares	2,059,000	1,048,000
Common stock issued for cash, Amount	$ 2,059	$ 1,048	467,515		470,622
Common stock cancelled in consideration for warrants, Shares	(1,000,000)
Common stock cancelled in consideration for warrants, Amount	$ (1,000)		1,000
Common stock issued for services, Shares	850,000
Common stock issued for services, Amount	$ 850		201,818		85,000
Issuance of Common Stock, Shares	13,889,677	(13,889,677)
Issuance of Common Stock, Amount	$ 13,890	$ (13,890)			0
Stock based compensation related to stock options			1,273,393		1,273,393
Options issued for services			201,818		201,818
Fair value of warrants issued for services			555,598		555,598
Common stock issued upon conversion of debentures, Shares	600,000
Common stock issued upon conversion of debentures, Amount	$ 600		59,400		60,000
Imputed interest			8,316		8,316
Reclassification of derivative liabilities to equity			3,336,109		3,336,109
Net Loss				(2,436,142)	(2,436,142)
Ending Balance, Shares at Dec. 31, 2014	38,909,000	1,048,000
Ending Balance, Amount at Dec. 31, 2014	$ 38,909	$ 1,048	2,372,867	3,359,623	(946,799)
Common stock issued, Shares	1,048,000	(1,048,000)
Common stock issued, Amount	$ 1,048	$ (1,048)
Common stock issued for cash, Shares	3,966,509	34,000
Common stock issued for cash, Amount	$ 3,967	$ 34	3,071,576		3,075,577
Common stock cancelled in consideration for warrants, Shares	(1,000,000)
Common stock cancelled in consideration for warrants, Amount	$ (1,000)		1,000
Common stock issued for services, Shares	948,120	540,000
Common stock issued for services, Amount	$ 948	$ 540	1,218,416		1,219,904
Common stock issued upon exercise of warrants for cash, Shares	2,426,341
Common stock issued upon exercise of warrants for cash, Amount	$ 2,426		534,660		537,086
Common shares issued upon cashless exercise of warrants, Shares	41,995
Common shares issued upon cashless exercise of warrants, Amount	$ 42		(42)
Stock based compensation related to stock options			1,273,393		1,273,393
Common stock to be issued from exercise of options, Shares		50,000
Common stock to be issued from exercise of options, Amount		$ 5,000			5,000
Fair value of warrants issued for services			229,365		229,365
Common stock issued upon conversion of debentures, Shares	600,000
Common stock issued upon conversion of debentures, Amount	$ 600		59,400		60,000
Reclassification of derivative liabilities to equity			3,336,109		3,336,109
Net Loss				(8,472,898)	(8,472,898)
Ending Balance, Shares at Dec. 31, 2015	46,939,965	624,000
Ending Balance, Amount at Dec. 31, 2015	$ 46,940	$ 5,574	12,096,744	$ (11,832,521)	$ 316,767
Exercise of options, Shares					(105,789)
Common stock issued related to stock grants, Shares	574,000	(574,000)
Common stock issued related to stock grants, Amount	$ 574	$ (574)
Common stock issued for services, Shares	235,000	76,250
Common stock issued for services, Amount	$ 235	$ 76	201,818		$ 263,583
Issuance of Common Stock, Amount					0
Common stock issued upon exercise of warrants for cash, Shares	7,500
Common stock issued upon exercise of warrants for cash, Amount	$ 8		2,993		3,000
Common shares issued upon cashless exercise of warrants, Shares		5,227
Common shares issued upon cashless exercise of warrants, Amount		$ 5	(5)
Common shares issued upon cashless exercise of options, Shares	40,279	12,000
Common shares issued upon cashless exercise of options, Amount	$ 40	$ 12	(52)
Stock based compensation related to stock options			1,273,393		1,273,393
Common stock to be issued from exercise of options, Shares	10,000
Common stock to be issued from exercise of options, Amount	$ 10		4,990		5,000
Stock based compensation			670,767		670,767
Fair value of warrants issued for services			68,369		68,369
Debt discount related to convetible notes			945,596		945,596
Net Loss				$ (2,636,223)	(2,636,223)
Ending Balance, Shares at Mar. 31, 2016	47,806,744	143,477
Ending Balance, Amount at Mar. 31, 2016	$ 47,807	$ 143	$ 14,057,653	$ (14,468,744)	$ (363,141)